Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

Note 14 – Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems, and providing industrial construction solutions. Over 99% of the total Company’s long-lived assets are in the United States.

The accounting policies of the reported segments are the same as those described within Note 1—Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual (market) prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2015	December 31, 2014
Accounts receivable for Centuri services	$10,006	$9,169

The following table presents the amount of revenues and long-lived assets for both segments by geographic area (thousands of dollars):

	December 31, 2015	December 31, 2014
Revenues (a)
United States	$2,289,133	$2,069,513
Canada	174,492	52,194

Total	$2,463,625	$2,121,707

(a)	Revenues are attributed to countries based on the location of customers.

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2015 is as follows (thousands of dollars):

2015	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,454,639	$904,870		$2,359,509
Intersegment sales	—	104,116		104,116

Total	$1,454,639	$1,008,986		$2,463,625

Interest revenue	$1,754	$419		$2,173

Interest expense	$64,095	$7,784		$71,879

Depreciation and amortization	$213,455	$56,656		$270,111

Income tax expense	$61,355	$18,547		$79,902

Segment net income	$111,625	$26,692		$138,317

Segment assets	$4,822,845	$535,840		$5,358,685

Capital expenditures	$438,289	$49,711		$488,000

2014	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,382,087	$647,432		$2,029,519
Intersegment sales	—	92,188		92,188

Total	$1,382,087	$739,620		$2,121,707

Interest revenue	$2,596	$6		$2,602

Interest expense	$68,299	$3,770		$72,069

Depreciation and amortization	$204,144	$48,883		$253,027

Income tax expense	$63,597	$14,776		$78,373

Segment net income	$116,872	$24,254		$141,126

Segment assets	$4,652,307	$566,589	$(10,599)	$5,208,297

Capital expenditures	$350,025	$46,873		$396,898

2013	Gas Operations	Construction Services	Adjustments (b)	Total
Revenues from unaffiliated customers	$1,300,154	$562,475		$1,862,629
Intersegment sales	—	88,153		88,153

Total	$1,300,154	$650,628		$1,950,782

Interest revenue	$456	$5		$461

Interest expense	$62,555	$1,145		$63,700

Depreciation and amortization	$193,848	$42,969		$236,817

Income tax expense	$65,377	$12,565		$77,942

Segment net income	$124,169	$21,151		$145,320

Segment assets	$4,272,029	$293,811	$(666)	$4,565,174

Capital expenditures	$314,578	$49,698		$364,276

(a)

Construction services segment assets included two liabilities that were netted against gas operations segment assets during consolidation in 2014. They are: Income taxes payable of $3.3 million, netted against income taxes receivable, net and deferred income taxes of $1.4 million, netted against deferred income taxes, net. Construction services segment assets exclude a long-term deferred tax benefit of $1.4 million, which was netted against gas operations segment deferred income taxes and investment tax credits, net during consolidation. Gas operations segment assets include a deferred income tax liability of $4.5 million, which was netted against a construction services segment asset for deferred income taxes, net during consolidation.

(b)	Construction services segment assets included income taxes payable of $666,000 in 2013, which was netted against gas operations segment income taxes receivable, net during consolidation.